Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes computed using the U.S. federal income tax rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2016		2015
Federal income tax expense at statutory rate	$(5,760)	(34.0)%	$(4,471)	(34.0)%
State income tax expense at statutory rate	(860)	(5.1)	(244)	(1.9)
Permanent differences	43	0.3	340	2.6
Loss prior to C corporation conversion	—	—	2,546	19.4
Entity classification change	—	—	(671)	(5.1)
Other	7	—	—	—
Change in valuation allowance	6,570	38.8	2,500	19.0
	$—	—%	$—	—%

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s net deferred tax assets are as follows:

	December 31,
	2016	2015
Deferred Tax Assets
Net Operating Losses	$8,107	$1,749
Fixed Assets	57	62
Intangibles	306	330
Accrued Expenses	184	195
Equity-Based Compensation	436	187
Less: Valuation Allowance	(9,088)	(2,519)
	$2	$4
Deferred Tax Liabilities
Deferred Rent	$(2)	$(4)
Deferred Taxes, net	$—	$—